Restructuring	12 Months Ended
Jun. 28, 2020
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
The Company has approved various operational plans that include restructuring costs. All restructuring costs are recorded in other operating expense on the consolidated statement of operations.
Corporate Restructuring
In April 2018, the Company approved a corporate restructuring plan. The purpose was to restructure and realign the Company's cost base with the long-range business strategy that was announced in February 2018. The restructuring activity was completed in the second quarter of fiscal 2019. For the years ended June 30, 2019 and June 24, 2018, $2.6 million and $3.8 million was expensed relating to this corporate restructuring plan, respectively.
Factory Optimization Restructuring
In May 2019, the Company started a significant, multi-year factory optimization plan anchored by a state-of-the-art, automated 200mm capable silicon carbide and GaN fabrication facility and a large materials factory at its U.S. campus headquarters in Durham, North Carolina. As part of the plan, the Company will incur restructuring charges associated with the movement of equipment as well as disposals on certain long-lived assets.
The Company expects approximately $70.0 million in restructuring charges related to the factory optimization plan to be incurred through 2024. For the years ended June 28, 2020 and June 30, 2019, the Company expensed $9.0 million and $4.1 million of restructuring charges related to the factory optimization plan, of which $0.3 million was accrued for in accounts payable and accrued expenses as of June 28, 2020. No amounts related to factory optimization restructuring were accrued as of June 30, 2019.
In September 2019, the Company announced its intent to build the new fabrication facility in Marcy, New York to complement the factory expansion underway at its U.S. campus headquarters in Durham, North Carolina. The Company has commenced the building of the New York facility and is currently evaluating the impact of this decision on future restructuring charges.
Sales Restructuring
In June 2019, the Company approved and implemented a sales restructuring plan to restructure and realign the Company's geographical sales team with the skills and experience needed to execute on the Company's business objectives. The Company recorded $0.2 million in restructuring expense relating to this plan in the fourth quarter of fiscal 2019. No additional restructuring expense relating to this plan is expected.
Sales Representatives Restructuring
In July 2019, the Company realigned its sales resources as part of the Company's transition to a more focused semiconductor company. As a result, the Company recorded $0.6 million in contract termination costs during year ended June 28, 2020, of which $0.1 million is accrued in other current liabilities as of June 28, 2020.